FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Senior Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 1,540,398,645	¥ 770,485,897	¥ 483,581,668
Issuance of convertible senior notes		914,850,000
Foreign exchange (gain)/loss	¥ 96,678,461	5,853,455	(18,298,249)
Change in fair value of convertible senior notes	8,400,918	¥ (150,790,707)	305,202,478
Repurchase of convertible senior notes	(138,496,663)
Balance	1,506,981,361	¥ 1,540,398,645	770,485,897
Capped Call Options [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	21,098,263	107,223,601	16,131,208
Foreign exchange (gain)/loss	2,562,342	563,725	(1,203,512)
Change in fair value of capped call options	(6,170,282)	(86,689,063)	92,295,905
Balance	¥ 17,490,323	¥ 21,098,263	¥ 107,223,601